Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Compensation of Key Management Personnel of Bank

For the year ended October 31 ($ millions)	2023	2022
Salaries and cash incentives (1)	$23	$24
Equity-based payment (2)	32	36
Pension and other benefits (1)	2	4
Total	$57	$64

(1)	Expensed during the year.
(2)	Awarded during the year.

Summary of Loans and Deposits of Key Management Personnel	Loans and deposits of key management personnel

As at October 31 ($ millions)	2023	2022
Loans	$13	$11
Deposits	$6	$5

Summary of Transaction With Joint Ventures and Associates	Transactions between the Bank and its associated companies and joint ventures also qualify as related party transactions and were recorded as follows:

As at and for the year ended October 31 ($ millions)	2023	2022
Net income / (loss)	$(22)	$(29)
Loans	209	205
Deposits	277	286
Guarantees and commitments	55	96